Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 1000 Value Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.15%	13.82%	12.49%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.65%	12.16%	11.10%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.65%	10.72%	9.98%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.17%	14.32%	12.48%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.75%	14.89%	12.88%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	20.34%	15.46%	13.44%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	20.30%	15.45%	13.45%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	20.46%	15.57%	13.56%